First Quarter Report
April 30, 2023 (Unaudited)
Columbia Income Builder Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 28.0%
	Shares	Value ($)
Convertible 2.2%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,387,177	26,952,849
Dividend Income 16.7%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,029,734	89,861,898
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	2,093,587	74,552,649
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,214,774	41,881,368
Total		206,295,915
Global Real Estate 4.7%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	4,643,008	57,526,874
U.S. Small Cap 4.4%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,210,956	53,742,247
Total Equity Funds (Cost $299,154,295)		344,517,885

Exchange-Traded Fixed Income Funds 6.2%

Multisector 6.2%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	29,198,311
Columbia Short Duration Bond ETF(a)	2,586,343	47,073,771
Total		76,272,082
Total Exchange-Traded Fixed Income Funds (Cost $83,363,913)		76,272,082

Fixed Income Funds 65.8%

Emerging Markets 8.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	12,221,250	109,746,825
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 2.3%
Columbia Floating Rate Fund, Institutional 3 Class(a)	869,210	28,657,844
High Yield 5.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	6,481,952	67,866,042
Investment Grade 49.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	22,692,260	205,138,029
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,302,084	12,500,001
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	11,781,458	96,254,514
Columbia Quality Income Fund, Institutional 3 Class(a)	15,664,408	283,525,788
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	685,113	7,036,110
Total		604,454,442
Total Fixed Income Funds (Cost $931,913,319)		810,725,153

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 5.926%(a),(b)	683,765	683,765
Total Money Market Funds (Cost $683,315)		683,765
Total Investments in Securities (Cost: $1,315,114,842)		1,232,198,885
Other Assets & Liabilities, Net		(358,091)
Net Assets		1,231,840,794
2	Columbia Income Builder Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	17,857,149	10,205,339	—	(1,109,639)	26,952,849	—	—	205,339	1,387,177
Columbia Corporate Income Fund, Institutional 3 Class
	211,535,424	4,841,745	(10,223,964)	(1,015,176)	205,138,029	—	(223,964)	1,998,395	22,692,260
Columbia Diversified Fixed Income Allocation ETF
	29,378,044	—	—	(179,733)	29,198,311	—	—	258,831	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	95,563,884	12,466,575	(14,900,607)	(3,267,954)	89,861,898	—	2,013,708	466,575	3,029,734
Columbia Dividend Opportunity Fund, Institutional 3 Class
	94,744,453	668,681	(17,410,622)	(3,449,863)	74,552,649	—	(496,307)	668,681	2,093,587
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	111,847,768	1,389,254	—	(3,490,197)	109,746,825	—	—	1,389,254	12,221,250
Columbia Floating Rate Fund, Institutional 3 Class
	57,251,377	968,546	(30,719,316)	1,157,237	28,657,844	—	(1,805,001)	968,546	869,210
Columbia Government Money Market Fund, Institutional 3 Class, 5.926%
	676,436	7,329	—	—	683,765	—	—	7,329	683,765
Columbia High Yield Bond Fund, Institutional 3 Class
	84,321,621	1,037,739	(18,124,720)	631,402	67,866,042	—	(1,210,405)	1,037,739	6,481,952
Columbia International Dividend Income Fund, Institutional 3 Class
	28,784,749	12,183,806	—	912,813	41,881,368	—	—	183,806	2,214,774
Columbia Limited Duration Credit Fund, Institutional 3 Class
	12,359,123	88,549	—	52,329	12,500,001	—	—	88,549	1,302,084
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	119,192,318	1,624,928	(27,023,117)	2,460,385	96,254,514	—	(5,023,117)	1,624,928	11,781,458
Columbia Quality Income Fund, Institutional 3 Class
	281,868,405	5,321,793	—	(3,664,410)	283,525,788	—	—	2,478,443	15,664,408
Columbia Real Estate Equity Fund, Institutional 3 Class
	49,624,325	10,336,612	—	(2,434,063)	57,526,874	—	—	336,612	4,643,008
Columbia Short Duration Bond ETF
	47,213,950	—	—	(140,179)	47,073,771	—	—	420,798	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	59,772,810	—	—	(6,030,563)	53,742,247	—	—	—	1,210,956
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,967,326	41,102	—	27,682	7,036,110	—	—	41,102	685,113
Total	1,308,959,162			(19,539,929)	1,232,198,885	—	(6,745,086)	12,174,927

(b)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Builder Fund | First Quarter Report 2023	3

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1QT163_01_N01_(06/23)